Operating Segments and Geographic Information	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Operating Segments and Geographic Information
40. Operating Segments and Geographic Information

(a)
The Company’s operating businesses are organized based on the nature of markets and customers. Segment assets, liabilities and profit (loss) are generally measured based on separate financial statements in accordance with IFRS of the subsidiaries that constitute reportable operating segments.

The Company has classified the operating segments as below. Also, businesses in which the subsidiaries in each segment operate are as follows:

Operating segments		Main Business
Steel		Manufacture and sales of steel products

Infrastructure	Trading	Supply and purchase transactions between domestic and foreign companies, power generation, and resource development

	Construction	Design, production and construction of steel mills and their facilities, commercial and residential facilities, etc.

	Logistics and others	Logistics, network and system integration business

Secondary Battery Materials		EV battery materials such as lithium, nickel, negative/cathode materials, and hydrogen business

Others		POSCO HOLDINGS. INC., Controlling company and Investment business

(b)
The segment profit or loss does not reflect the consolidation adjustments allocated to each entity and is determined in the same way as the consolidated profit for the period, in accordance with IFRS. The accounting policies applied to each segment are consistent with the accounting policies of the entities that make up the consolidated financial statements. Segment assets and liabilities are generally measured based on the total assets and total liabilities in accordance with IFRS before reflecting the consolidation adjustments allocated to the entity. Furthermore, segment assets and liabilities are based on the separate financial statements of the consolidated entities, not on a consolidated basis. Transactions between reporting segments include various levels of inter-segment transactions, which encompass the disposal of property, plant and equipment and the provision of construction services, among others.

(c)	Information about reportable segments as of and for the years ended December 31, 2022, 2023 and 2024 are as follows:

1)	As of and for the year ended December 31, 2022

			Infrastructure
(in millions of Won)	Steel		Trading	Construction	Logistics and others	Secondary Battery Materials	Others	Total
External revenues	￦	44,546,966	29,517,938	7,667,696	436,479	2,451,785	129,340	84,750,204
Internal revenues		26,102,681	23,677,786	1,217,795	3,383,065	936,975	1,040,196	56,358,498
Including inter segment revenue		18,226,727	11,148,030	1,074,088	3,414,385	923,552	1,818,578	36,605,360
Total revenues		70,649,647	53,195,724	8,885,491	3,819,544	3,388,760	1,169,536	141,108,702
Interest income		141,047	51,869	68,774	9,662	22,708	(13,319)	280,741
Interest expenses		(446,058)	(202,000)	(44,309)	(11,462)	(11,770)	(84)	(715,683)
Depreciation and amortization		(3,036,041)	(495,524)	(64,813)	(47,199)	(94,416)	(20,811)	(3,758,804)
Impairment loss on property, plant and equipment and others		(234,904)	(23,096)	(32)	(231)	(1,053)	—	(259,316)
Share of loss of equity-accounted investees, net		(6,239)	(38,093)	(2,792)	—	—	(263,264)	(310,388)
Income tax expense		(565,353)	(249,395)	(92,715)	(33,350)	(14,120)	(1,785,487)	(2,740,420)
Segment profit (losses)		1,711,940	716,204	137,911	103,155	109,209	(1,087,428)	1,690,991
Segment total assets		66,143,103	20,014,447	8,878,530	2,291,983	6,652,469	51,421,190	155,401,722
Investment in subsidiaries, associates and joint ventures		2,659,443	2,771,602	565,873	6,809	600,277	44,951,810	51,555,814
Acquisition of non-current assets		3,287,878	700,425	53,708	48,195	1,169,725	370,837	5,630,768
Segment liabilities		25,111,665	12,736,310	4,937,907	1,044,261	2,127,424	4,156,863	50,114,430

2)	As of and for the year ended December 31, 2023

			Infrastructure
(in millions of Won)	Steel		Trading	Construction	Logistics and others	Secondary Battery Materials	Others	Total
External revenues	￦	40,393,273	24,033,506	8,301,130	470,613	3,816,042	112,633	77,127,197
Internal revenues		23,145,425	18,910,246	1,966,373	3,475,340	1,005,844	1,449,581	49,952,809
Inter segment revenues		15,293,780	8,906,571	1,864,723	3,431,594	972,511	1,422,313	31,891,492
Total revenues		63,538,698	42,943,752	10,267,503	3,945,953	4,821,886	1,562,214	127,080,006
Interest income		281,530	66,398	100,682	15,837	39,339	73,550	577,336
Interest expenses		(718,937)	(284,056)	(105,102)	(14,091)	(57,638)	(272)	(1,180,096)
Depreciation and amortization		(3,044,565)	(508,161)	(66,854)	(54,219)	(155,567)	(16,126)	(3,845,492)
Impairment loss on property, plant and equipment and others		(305,437)	(9,826)	(28,031)	—	(55,601)	(10,657)	(409,552)
Share of income (loss) of equity-accounted investees, net		(182,668)	(37,368)	13,632	—	(67,248)	(109,568)	(383,220)
Income tax expense		(595,457)	(239,164)	(95,364)	(39,250)	13,281	113,895	(842,059)
Segment profits (losses)		1,241,211	723,929	183,453	170,959	(235,603)	827,298	2,911,247
Segment total assets		66,224,069	19,650,557	9,631,691	2,476,842	10,909,515	51,957,529	160,850,203
Investment in subsidiaries, associates and joint ventures		3,855,038	2,933,140	481,672	9,999	1,550,524	45,084,972	53,915,345
Acquisition of non-current assets		3,748,163	553,955	119,438	137,237	2,795,447	162,639	7,516,879
Segment total liabilities		24,154,043	11,842,508	5,589,827	993,071	4,972,568	4,301,310	51,853,327

3)	As of and for the year ended December 31, 2024

			Infrastructure
(in millions of Won)	Steel		Trading	Construction	Logistics and others	Secondary Battery Materials	Others	Total
External revenues	￦	39,104,095	22,803,773	7,473,006	421,742	2,812,549	72,978	72,688,143
Internal revenues		23,096,825	20,099,480	2,356,572	3,717,459	1,017,302	2,038,172	52,325,810
Inter segment revenues		15,038,824	9,427,415	2,233,541	3,694,427	959,313	2,011,559	33,365,079
Total revenues		62,200,920	42,903,253	9,829,578	4,139,201	3,829,851	2,111,150	125,013,953
Interest income		279,469	72,208	158,867	18,902	47,525	85,128	662,099
Interest expenses		(699,586)	(308,671)	(146,885)	(12,169)	(117,040)	(1,328)	(1,285,679)
Depreciation and amortization		(3,166,418)	(492,626)	(77,355)	(61,578)	(240,723)	(19,964)	(4,058,664)
Impairment loss on property, plant and equipment and others		(273,160)	(36,161)	(8,420)	(10,518)	(331,717)	(299)	(660,275)
Share of loss of equity-accounted investees, net		(321,718)	(142,090)	(111,476)	—	(170,122)	(392,074)	(1,137,480)
Income tax expense		(306,337)	(189,573)	(18,387)	(46,996)	203,475	62,923	(294,895)
Segment profits (losses)		691,477	536,684	(194,292)	104,022	(634,860)	1,596,035	2,099,066
Segment total assets		66,585,437	21,012,507	9,270,877	2,592,169	15,090,058	50,946,666	165,497,714
Investment in subsidiaries, associates and joint ventures		4,339,321	3,080,324	276,994	12,165	2,397,830	45,407,650	55,514,284
Acquisition of non-current assets		3,589,327	916,654	29,033	252,499	4,717,540	256,826	9,761,879
Segment total liabilities		24,375,388	12,152,036	5,627,404	1,003,673	7,347,647	2,565,914	53,072,062

(d)	Reconciliations of total segment revenues, profit or loss, assets and liabilities, and other significant items to their respective consolidated financial statement line items are as follows:

1)	Revenues

(in millions of Won)	2022		2023	2024
Total revenue for reportable segments	￦	141,108,702	127,080,006	125,013,953
Elimination of inter-segment revenue		(56,358,498)	(49,952,809)	(52,325,810)
Basis difference(*2)		253,412	(70,648)	771,265

	￦	85,003,616	77,056,549	73,459,408

2)	Profit

(in millions of Won)	2022		2023	2024
Total profit for reportable segments	￦	1,690,991	2,911,247	2,099,066
Goodwill and corporate fair value adjustments		(68,771)	172,493	(64,791)
Elimination of inter-segment losses (profits)		1,938,263	(1,237,891)	(1,086,695)
Income tax expense		453,883	789,305	303,623
Basis difference(*2)		33,125	272	75,027

Profit before income taxes	￦	4,047,491	2,635,426	1,326,230

3)	Assets

(in millions of Won)	2023		2024
Total assets for reportable segments(*1)	￦	160,850,203	165,497,714
Equity-accounted investees		(48,895,081)	(50,775,491)
Goodwill and corporate fair value adjustments		2,630,009	2,543,165
Elimination of inter-segment assets		(13,639,737)	(13,861,189)
Basis difference(*2)		540,922	39,536

	￦	101,486,316	103,443,735

4)	Liabilities

(in millions of Won)	2023		2024
Total liabilities for reportable segments(*1)	￦	51,853,327	53,072,062
Corporate fair value adjustments		242,251	221,537
Elimination of inter-segment liabilities		(10,814,081)	(11,339,768)
Basis difference(*2)		606,219	47,136

	￦	41,887,716	42,000,967

(*1)
As segment assets and liabilities are determined based on separate financial statements, the carrying amount of assets of subsidiaries, which are in a different segment from that of their immediate parent company, in the separate financial statements the immediate parent company is eliminated upon consolidation. In addition, the amount of investment in associates and joint ventures are adjusted from the amount reflected in segment assets to that determined using equity method in consolidated financial statements.

(*2)
Basis difference is related to the differences in recorded revenue and expenses for development and sale of certain residential real estates between the report reviewed by management and the consolidated financial statements.

5)	Other significant items

a)	For the year ended December 31, 2022

(in millions of Won)	Total segment		Goodwill and corporate fair value adjustments	Elimination of inter-segment transactions	Basis difference(*1)	Consolidated
Interest income	￦	280,741	—	(33,736)	—	247,005
Interest expenses		(715,683)	—	108,225	—	(607,458)
Depreciation and amortization		(3,758,804)	(95,195)	166,378	—	(3,687,621)
Share of profit (loss) of equity-accounted investees, net		(310,388)	—	986,648	—	676,260
Income tax expense		(2,740,420)	25,803	2,260,734	(7,651)	(461,534)
Impairment loss on property, plant and equipment and others		(259,316)	—	(324,529)	—	(583,845)

	￦	(7,503,870)	(69,392)	3,163,720	(7,651)	(4,417,193)

b)	For the year ended December 31, 2023

(in millions of Won)	Total segment		Goodwill and corporate fair value adjustments	Elimination of inter-segment transactions	Basis difference(*1)	Consolidated
Interest income	￦	577,336	—	(75,189)	—	502,147
Interest expenses		(1,180,096)	—	178,807	—	(1,001,290)
Depreciation and amortization		(3,845,492)	(99,347)	121,559	—	(3,823,280)
Share of profit (loss) of equity-accounted investees, net		(383,220)	—	652,898	—	269,678
Income tax expense		(842,059)	46,116	6,638	(62)	(789,367)
Impairment loss on property, plant and equipment and others		(409,552)	—	3,799	—	(405,753)

	￦	(6,083,083)	(53,231)	888,512	(62)	(5,247,865)

c)	For the year ended December 31, 2024

(in millions of Won)	Total segment		Goodwill and corporate fair value adjustments	Elimination of inter-segment transactions	Basis difference(*1)	Consolidated
Interest income	￦	662,099	—	(85,317)	—	576,782
Interest expenses		(1,285,679)	—	234,168	—	(1,051,511)
Depreciation and amortization		(4,058,664)	(86,358)	160,562	—	(3,984,460)
Share of profit (loss) of equity-accounted investees, net		(1,137,480)	(50)	881,072	—	(256,458)
Income tax expense		(294,895)	21,668	(30,396)	(17,331)	(320,954)
Impairment loss on property, plant and equipment and others		(660,275)	(282)	(13,198)	—	(673,755)

	￦	(6,774,894)	(65,022)	1,146,891	(17,331)	(5,710,356)

(*1)
Basis difference is related to the differences in recorded revenue and expenses for development and sale of certain residential real estates between the report reviewed by management and the consolidated financial statements.

(e)	Revenue by geographic area for the years ended December 31, 2022, 2023 and 2024 was as follows:

(in millions of Won)	2022		2023	2024
Domestic	￦	54,519,647	50,658,510	45,960,140
Japan		2,651,584	2,691,788	2,814,631
China		7,430,619	6,152,191	5,737,686
Indonesia		3,282,888	3,422,647	3,156,962
Asia-other		9,331,724	7,287,382	7,382,157
North America		2,413,054	2,095,705	2,504,563
Europe		2,811,444	2,468,508	2,743,528
Others		2,309,244	2,350,466	2,388,476

		84,750,204	77,127,197	72,688,143
Basis difference		253,412	(70,648)	771,265

		￦ 85,003,616	77,056,549	73,459,408

The information on geography, segment revenue is presented based on the geographical location of customers.

(f)	Non-current assets by geographic area as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Domestic	￦	31,585,233	33,512,812
Japan		132,229	131,086
China		1,222,358	1,140,136
Indonesia		2,859,375	3,036,954
Asia-other		1,662,482	1,698,956
North America		526,654	1,857,787
Europe		268,787	302,775
Others		3,280,208	4,897,042

	￦	41,537,326	46,577,548

Non-current assets by geographic area include investment property, property, plant and equipment, goodwill and other intangible assets.

(g)	There are no customers whose revenue is 10% or more of the consolidated revenue.